GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 274,880	$ 261,292	$ 293,426
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		83,429	72,963	94,014
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		34,311	30,472	29,933
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	94,075	96,488	104,219
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 63,065	$ 61,369	$ 65,260

[1]	Europe, the Middle East and Africa.